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                                                    Registration No. 333-86067
                                                            File No. 811-09561

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|

    Pre-Effective Amendment No.                                         |_|


    Post-Effective Amendment No. 8                                      |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         |X|


    Amendment No. 10                                                    |X|


                       CENTURY CAPITAL MANAGEMENT TRUST
              (Exact Name of Registrant as Specified in Charter)

                      C/O CENTURY CAPITAL MANAGEMENT, INC.
                 ONE LIBERTY SQUARE, BOSTON, MASSACHUSETTS 02109
               (Address of Principal Executive Offices) (Zip Code)

                                 (617) 482-3060
              (Registrant's Telephone Number, including Area Code)


                                  STEVEN ALFANO
                        CENTURY CAPITAL MANAGEMENT, INC.
                 ONE LIBERTY SQUARE, BOSTON, MASSACHUSETTS 02109
                     (Name and Address of Agent for Service)


                               with copies to:


                            MATTHEW C. DALLETT, ESQ.
                               PALMER & DODGE LLP
             111 HUNTINGTON AVENUE, BOSTON, MASSACHUSETTS 02199-7613


                         JOSEPH B. KITTREDGE, JR., ESQ.
                                  ROPES & GRAY
             ONE INTERNATIONAL PLACE, BOSTON, MASSACHUSETTS 02110
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Approximate Date of Proposed Public Offering

       As soon as practicable after effective date of registration statement


It is proposed that this filing will become effective (check appropriate box)


     | | immediately upon filing pursuant to paragraph (b) |X| on February 28, 2003 pursuant to paragraph (b)
     |_| 60 days after filing pursuant to paragraph (a)(1) |_| on (date) pursuant to paragraph (a)(1)
     |_| 75 days after filing pursuant to paragraph (a)(2) |_| on (date) pursuant to paragraph (a)(2) of rule 485.


     If appropriate, check the following box:

     |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.